PATENTS AND TRADEMARKS	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
PATENTS AND TRADEMARKS

NOTE 5 – PATENTS AND TRADEMARKS

	December 31,	December 31,
	2023	2022
Patents	$395,472	$326,145
Accumulated Amortization	(266,332)	(256,412)
Patent, net	$129,140	$69,733

Amortization expense in 2023 and 2022 was $9,920 and $13,688, respectively.